Commitments - Narrative (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	$ 21,085
2019
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	21,085
2019 | Capital Spares | Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	7,000
2019 | Mobile Equipment | Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	4,000
2019 | Oxygen Plant | Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	1,000
2019 | Plant Expansion | Masbate
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	2,000
2019 | Tailings Storage Facility | Libertad
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	$ 7,000